LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Sep. 30, 2018 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
LONG-TERM INVESTMENTS (Details) [Line Items]
Record a loss
Fair value at the disposal		¥ 49,927
Payments to Acquire Held-to-Maturity Securities									¥ 38,000	19,100	¥ 15,200
BitPay, Inc. (Delaware) [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Cash consideration | $				$ 4,000
Ningbo Weilie [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Cash consideration					¥ 20,000,000
CSJ Golden Bull [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Cash consideration						¥ 40,900
Hubei Consumer [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Cash in exchange (in Dollars) | $			$ 361,100
BitPay, Inc. (Delaware) [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity interest				1.11%			1.11%	1.11%	1.11%
Ningbo Weilie [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity interest					8.50%
Shanghai Xinzheng
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity interest	15.00%						15.00%	15.00%	15.00%
Cash consideration | $	$ 129,786
CSJ Golden Bull [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity interest							25.00%	25.00%	25.00%
Equity income							¥ 6,552		¥ 5,034	4,540
PT.TIRTA Finance to Trusty Cars Pte. Ltd [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity interest		40.00%
Equity income							136		211
PT.TIRTA Finance to PT SAHABAT MITRA [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity interest		5.00%
PT.TIRTA Finance [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity interest		40.00%
Record a loss		¥ 582
Hubei Consumer [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity interest			24.47%								24.47%
Hubei Consumption Financial Company (“Hubei Consumption”) [Member]
LONG-TERM INVESTMENTS (Details) [Line Items]
Equity income							¥ 28,919